Trade and other receivables (Details) - EUR (€) € in Thousands	Jun. 30, 2023	Dec. 31, 2022
Trade and other receivables
Trade receivables	€ 1,820	€ 1,463
R&D incentive receivable (Australia)	620	346
VAT receivable	728	847
Current tax receivable	248	159
Foreign currency swaps	0	1
Other	666	422
Total trade and other receivables	€ 4,082	€ 3,238